AMERICAN GENERAL LIFE INSURANCE COMPANY
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                             SEPARATE ACCOUNT VL-R
                             AG CORPORATE INVESTOR
                            AG INCOME ADVANTAGE VUL
                                AG LEGACY PLUS
                              CORPORATE AMERICA
                          CORPORATE INVESTOR SELECT
                           INCOME ADVANTAGE SELECT
                              PLATINUM INVESTOR I
                             PLATINUM INVESTOR II
                            PLATINUM INVESTOR III
                             PLATINUM INVESTOR IV
                        PLATINUM INVESTOR FLEXDIRECTOR
                            PLATINUM INVESTOR PLUS
                          PLATINUM INVESTOR SURVIVOR
                       PLATINUM INVESTOR SURVIVOR II
                             PLATINUM INVESTOR VIP
                          PLATINUM INVESTOR VIP (2007)
                          PROTECTION ADVANTAGE SELECT

                   AMERICAN GENERAL LIFE INSURANCE COMPANY
                         VARIABLE ANNUITY CONTRACTS
                             SEPARATE ACCOUNT D
                               ELITEPLUS BONUS
                                  GENERATIONS
                             PLATINUM INVESTOR VA
                                SELECT RESERVE
                                 VARIETY PLUS
                              ONE-MULTI-MANAGER

                   THE UNITED STATES LIFE INSURANCE COMPANY
                           IN THE CITY OF NEW YORK
                  VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                          SEPARATE ACCOUNT USL VL-R
                           INCOME ADVANTAGE SELECT
                               PLATINUM INVESTOR
                            PLATINUM INVESTOR PLUS
                             PLATINUM INVESTOR VIP
                          PROTECTION ADVANTAGE SELECT

                   THE UNITED STATES LIFE INSURANCE COMPANY
                            IN THE CITY OF NEW YORK
                           VARIABLE ANNUITY CONTRACTS
                             SEPARATE ACCOUNT USL A
                                  GENERATIONS

                SUPPLEMENT TO CONTRACT AND POLICY PROSPECTUSES
                           DATED DECEMBER 22, 2021


American General Life Insurance Company and The United States Life Insurance Company in the City of New York (collectively, the "Companies") have filed an application with the Securities and Exchange Commission ("SEC") on December 21, 2021 requesting an order to allow the Companies' Separate Accounts (referenced above) to remove a variable investment option ("Current Portfolio") and substitute a new option ("Replacement Portfolio") as shown below (hereinafter referred to as the "Substitution"). The Current Portfolio is a series of VALIC Company I and the Replacement Portfolio is a series of Variable Insurance Products Fund V of Fidelity.

                                      1

To the extent required by law, approval of matters associated with the proposed Substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Companies believe that the proposed Substitution is the appropriate approach to accomplish the elimination of the offering of the Current Portfolio and the new offering of the Replacement Portfolio to the contract and policy owners. The Board of Directors of the Companies approved the proposed Substitution on December 13, 2021. The Current Portfolio and Replacement Portfolio have substantially similar investment objectives, principal investment strategies and principal risks. The Companies will bear all expenses related to the Substitution, and it will have no tax consequences for you. The Companies anticipate that, if such order is granted, the proposed Substitution will occur on or about April 29, 2021 (the "Substitution Date").

The Current Portfolio and Replacement Portfolio along with their investment advisers and sub-advisers, if applicable, in the Substitution are listed below for the above referenced contracts and policies:


---------------------------------------------------   ---------------------------------------------------
             Current Portfolio			                   Replacement Portfolio
         Current Investment Adviser                                   Investment Adviser
        (sub-adviser, if applicable)                             (sub-adviser, if applicable)
---------------------------------------------------   ---------------------------------------------------
VALIC Company I Government Money Market I Fund        Fidelity VIP Government Money Market Portfolio
                                                      - Initial Class

The Variable Annuity Life Insurance Company           Fidelity Management & Research Company LLC
(SunAmerica Asset Management, LLC)	              (FMR Investment Management (UK) Limited
                                                      Fidelity Management & Research (Hong Kong) Limited
                                                      Fidelity Management & Research (Japan) Limited)
---------------------------------------------------   ---------------------------------------------------



The following lists important information regarding the proposed
Substitution:

.. The Substitution will only affect you if you are invested in a subaccount that corresponds to the Current Portfolio on the Substitution Date.

.. The Replacement Portfolio is not available through the contracts and policies at this time. The Replacement Portfolio will be added as an investment option on or about April 1, 2022.

.. No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the Substitution.

.. If the elections you have on file for allocating your contract account value, purchase payments and deductions, or your policy accumulation value, premium payments and deductions include an allocation to or from the subaccount that corresponds to the Current Portfolio, that allocation will be redirected to or from the Replacement Portfolio beginning on the Substitution Date unless you change your elections before the Substitution takes place. This includes any allocation instructions associated with a dollar cost averaging or automatic portfolio rebalancing program offered under your contract or policy.

.. You may transfer amounts in your contract among the variable investment options and the fixed account as usual. The Substitution itself will not be treated as a transfer for purposes of the transfer provisions of your contract or policy. With the exception of the Companies' restrictions on transfers to prevent or limit market timing or short-term trading by contract or policy owners or financial representatives of contract or policy owners, there will be no restrictions on transfers between subaccounts, including limitations on the future number of transfers, from April 1, 2022 through the date that is thirty (30) days after the Substitution Date.

.. If you make one transfer from the Current Portfolio into one or more other subaccounts before the Substitution Date, or from the Replacement Portfolio into one or more other subaccounts after the Substitution Date, any transfer charge that might otherwise be imposed will be waived from April 1, 2022 through the date that is thirty (30) days after the Substitution Date. In addition, if you make one transfer from the Current Portfolio into one or more other subaccounts before the Substitution Date or from the Replacement Portfolio into one or more other subaccounts within thirty (30) days after the Substitution Date, the transfer will not be treated as one of a limited number of transfers (or exchanges) permitted under your contract without charge.

                                      2

.. Unless you provide us with alternative allocation instructions, on the Substitution Date, any remaining contract account value or policy accumulation value in the Current Portfolio will be transferred to the Replacement Portfolio without any charge that would otherwise apply (including sales charges or surrender charges). The Substitution will take place at relative net asset value, which means your contract account value or policy accumulation value in the variable investment option will be the same as immediately before the Substitution. However, the number of units you receive in the Replacement Portfolio will be different from the number of units in the Existing Portfolio, due to the difference in unit values.

.. If you have elected an optional benefit rider that includes investment restrictions, please note that the Replacement Portfolio is a permissible investment option under the rider's restrictions.

.. After the Substitution Date, the Current Portfolio will no longer be available through the contracts and policies and there will be no further disclosure regarding the Portfolio in any future contract or policy prospectus.

..  There will be no tax consequences to you as a result of the Substitution.

.. The overall fees and expenses of the Replacement Portfolio are less than those of the Current Portfolio. The Replacement Portfolio's fees and expenses, investment objective and information about its investment adviser are more fully described in the Replacement Portfolio's prospectus.


In connection with the Substitution, we will send you a prospectus for the Replacement Portfolio as well as notice of the actual date the Substitution will occur and a confirmation of the transfer after the Substitution has been effected.

Please contact your financial representative if you have any questions. For the Variable Universal Life Insurance Policies, additional information regarding the Variable Investment Options, including the fund prospectuses for Variable Investment Options currently available under your policy, may be obtained by visiting our website at www.aig.com/AGVUL or by calling 1-800-340-2765. For Variable Annuity Contracts, additional information regarding the Variable Investment Options, including the fund prospectuses for Variable Investment Options currently available under your contract, may be obtained by calling 1-800-247-6584.


            Please keep this Supplement with your Prospectus

                                    3